FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    June 3, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Colchester Street Trust (the trust):

            Treasury Only Portfolio

            Treasury Portfolio

            Government Portfolio

            Domestic Portfolio

            Rated Money Market Portfolio

            Money Market Portfolio

            Tax-Exempt Portfolio (the funds)

            File Nos. 2-74808 and 811-3320

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                       /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary